CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (361,307)	$ (302,002)	$ (405,092)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(5,890)	(21,538)	15,208
Other comprehensive (loss) income	(5,890)	(21,538)	15,208
Total comprehensive loss	(367,197)	(323,540)	(389,884)
Comprehensive loss attributable to participation interest	35,211	52,973	79,865
Comprehensive loss attributable to Studio City International Holdings Limited	$ (331,986)	$ (270,567)	$ (310,019)